Deferred charges, net (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred charges, net
Dry – docking Costs

As of January 1, 2019	$9,569
Additions	11,066
Amortization	(4,169)
Write – off	(58)
As of December 31, 2019	$16,408
Additions	12,401
Amortization	(5,820)
Write – off	(38)
As of December 31, 2020	$22,951